Share-Based Payments (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-Based Payment [Line Items]
Number of authorized shares of common stock for share-based payment arrangements (in shares)	119
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	$ 572
Weighted-average period to recognize the cost (years) - nonvested units	2 years 1 month 26 days
Total fair value of shares vested during the year - nonvested units	$ 473	$ 614	$ 450
Cash proceeds from exercise of stock options	$ 33	$ 179	$ 46
Performance Stock Units [Member]
Share-Based Payment [Line Items]
Vesting period	3 years
Restricted Stock Units | Minimum Vesting Period [Member]
Share-Based Payment [Line Items]
Vesting period	4 years
Restricted Stock Units | Maximum Vesting Period [Member]
Share-Based Payment [Line Items]
Vesting period	5 years
Other Nonvested Stock Units [Member]
Share-Based Payment [Line Items]
Vesting period	3 years